Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	Years Ended December 31,
	2014	2013	2012
Current:
Federal	$(11,296)	$(11,153)	$(15,008)
State	5,038	5,687	3,011
	(6,258)	(5,466)	(11,997)
Deferred:
Federal	37,500	30,327	67,558
State	(6,023)	(3,628)	9,659
	31,477	26,699	77,217

Total tax expense	$25,219	$21,233	$65,220

Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense

	Years Ended December 31,
	2014	2013	2012
Computed Federal tax expense at statutory rate	$83,686	$78,436	$86,470
Decrease in Federal tax expense related to an income tax accounting change for qualifying utility asset improvement costs	(57,015)	(57,467)	(28,948)
State income taxes, net of Federal tax benefit	(640)	1,338	8,235
Increase in tax expense for depreciation expense to be recovered in future rates	317	295	361
Stock-based compensation	(168)	(421)	(386)
Deduction for Aqua America common dividends paid under employee benefit plan	(350)	(414)	(387)
Amortization of deferred investment tax credits	(416)	(420)	(420)
Other, net	(195)	(114)	295
Actual income tax expense	$25,219	$21,233	$65,220

Unrecognized Tax Benefits Table

	2014	2013
Balance at January 1,	$28,690	$-
Additions based on tax position related to the current year	1,077	28,690
Reductions based on tax position related to prior years	(4,475)	-
Balance at December 31,	$25,292	$28,690

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2014	2013
Deferred tax assets:
Customers' advances for construction	$27,130	$26,732
Costs expensed for book not deducted for tax, principally accrued expenses	14,279	11,085
Utility plant acquisition adjustment basis differences	12,314	9,922
Post-retirement benefits	34,653	19,311
Tax loss carryforward	112,719	128,688
Other	1,528	3,133
	202,623	198,871
Less valuation allowance	6,578	6,431
	196,045	192,440

Deferred tax liabilities:
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	966,596	879,338
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	161,479	112,307
Tax effect of regulatory asset for post-retirement benefits	34,653	19,311
Deferred investment tax credit	7,259	7,657
	1,169,987	1,018,613

Net deferred tax liability	$973,942	$826,173